UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President and Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz  Chicago, Illinois  11/10/04
-------------------------  ----------------- ----------
       (Signature)            (City/State)     (Date)

Report Type (Check only one.):

[   ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[ X ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                    Name
------------------------------     ---------------------
028-01190                          Frank Russell Company


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                66

Form 13F Information Table Value Total:       $10,994,386
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


                                                   FORM 13F INFORMATION TABLE

                                                INSTITUTIONAL CAPITAL CORPORATION
                                                            FORM 13F
                                                            30-Sep-04
                                                                                                          Voting Authority
                                                                                                     --------------------------
                                  Title
                                   of                Value      Shares/    Sh/ Put/  Invstmt Other
 Name of Issuer                   class    CUSIP    (x$1000)    Prn Amt    Prn Call  Dscretn  Mgrs     Sole     Shared   None
 --------------------             -----  ---------  --------    --------   --- ----  ------- -----   --------   ------ --------
 Allied Domecq PLC                COM    0729457        9,542   1,124,300  SH        Sole            1,124,300
 Altria Group Inc.                COM    02209S103    239,151   5,084,000  SH        Sole            4,771,750           312,250
 Archer Daniels Midland Co.       COM    039483102    222,139  13,082,400  SH        Sole           12,079,500         1,002,900
 BASF AG ADR                      COM    055262505      9,532     161,700  SH        Sole              161,700
 BHP Billiton Plc                 COM    0056650        7,637     725,700  SH        Sole              725,700
 BP Plc                           COM    055622104      9,576     166,450  SH        Sole              166,450
 Banco Popolare Di Verona         COM    7378261        6,755     385,200  SH        Sole              385,200
 Bank of America Corp.            COM    060505104    519,856  11,997,599  SH        Sole           11,076,599           921,000
 Barclays PLC                     COM    3134865        8,767     914,100  SH        Sole              914,100
 Baxter International Inc.        COM    071813109    221,216   6,878,600  SH        Sole            6,329,350           549,250
 BellSouth Corp.                  COM    079860102    230,454   8,497,575  SH        Sole            7,835,975           661,600
 Cendant Corp.                    COM    151313103    385,322  17,838,997  SH        Sole           16,478,847         1,360,150
 Citigroup Inc.                   COM    172967101    512,145  11,607,993  SH        Sole           10,721,990           886,003
 Clear Channel Communications     COM    184502102    213,551   6,851,187  SH        Sole            6,314,287           536,900
 Comcast Corp Cl A                COM    20030N101    309,896  10,973,669  SH        Sole           10,147,807           825,862
 ConocoPhillips                   COM    20825C104    434,319   5,242,233  SH        Sole            4,849,632           392,601
 Deere & Co.                      COM    244199105    306,590   4,749,650  SH        Sole            4,390,800           358,850
 Deutsche Post AG                 COM    4617859        6,394     329,400  SH        Sole              329,400
 Dominion Resources Inc.          COM    25746U109    193,819   2,970,400  SH        Sole            2,733,950           236,450
 DuPont (EI) DeNemours            COM    263534109     63,559   1,485,023  SH        Sole            1,370,023           115,000
 E.ON AG Sponsored ADR            COM    268780103     10,565     143,350  SH        Sole              143,350
 ENI SPA Sponsored ADR            COM    26874R108      9,428      83,950  SH        Sole               83,950
 Entergy Corp.                    COM    29364G103    244,376   4,031,942  SH        Sole            3,724,142           307,800
 Exxon Mobil Corporation          COM    30231G102    323,243   6,688,250  SH        Sole            6,181,300           506,950
 Fannie Mae                       COM    313586109     98,568   1,554,707  SH        Sole            1,434,907           119,800
 Fortum OYJ                       COM    5579550        5,837     417,700  SH        Sole              417,700
 Freeport-McMoran Copper-B        COM    35671D857     94,046   2,322,125  SH        Sole            2,145,975           176,150
 Gannett Inc.                     COM    364730101    163,786   1,955,417  SH        Sole            1,802,718           152,699
 General Electric Co.             COM    369604103    294,158   8,759,908  SH        Sole            8,056,658           703,250
 GlaxoSmithKline PLC ADR          COM    37733W105    402,285   9,199,300  SH        Sole            8,508,150           691,150
 Goldman Sachs Group Inc.         COM    38141G104    275,199   2,951,511  SH        Sole            2,729,811           221,700
 Groupe Bruxelles Lambert SA Or   COM    7097328       11,259     161,450  SH        Sole              161,450
 Halliburton Co.                  COM    406216101     49,481   1,468,700  SH        Sole            1,354,350           114,350
 ING Groep N V ADR                COM    456837103     10,297     407,300  SH        Sole              407,300
 International Business Machine   COM    459200101    291,651   3,401,575  SH        Sole            3,143,175           258,400
 Investor AB Ord Shrs             COM    5679591        9,743     915,250  SH        Sole              915,250
 JPMorgan Chase & Co.             COM    46625H100    425,272  10,704,050  SH        Sole            9,892,850           811,200
 Lowes Cos Inc.                   COM    548661107    241,136   4,436,717  SH        Sole            4,102,167           334,550
 Marathon Oil Corp.               COM    565849106    316,570   7,668,852  SH        Sole            7,076,886           591,966
 Masco Corp.                      COM    574599106    186,292   5,395,085  SH        Sole            4,978,335           416,750
 McDonald's Corp.                 COM    580135101    148,091   5,283,300  SH        Sole            4,871,150           412,150
 MetLife Inc.                     COM    59156R108     75,746   1,959,804  SH        Sole            1,811,745           148,059
 Microsoft Corp.                  COM    594918104    320,674  11,597,630  SH        Sole           10,713,230           884,400
 Morgan Stanley                   COM    617446448    236,412   4,795,377  SH        Sole            4,430,477           364,900
 Motorola Inc.                    COM    620076109     91,784   5,087,823  SH        Sole            4,686,723           401,100
 Nestle SA Sponsored Reg ADR      COM    641069406      9,889     172,700  SH        Sole              172,700
 Occidental Petroleum             COM    674599105    200,300   3,581,260  SH        Sole            3,310,710           270,550
 Pepsico Inc.                     COM    713448108    149,800   3,079,135  SH        Sole            2,834,165           244,970
 Pfizer Inc.                      COM    717081103    238,773   7,803,029  SH        Sole            7,214,029           589,000
 Philips Electronics N V          COM    500472303    227,583   9,933,789  SH        Sole            9,186,903           746,886
 R R Donnelley & Sons Co.         COM    257867101    158,683   5,066,500  SH        Sole            4,686,300           380,200
 Royal Bank of Scotland Group O   COM    0754783       10,963     379,600  SH        Sole              379,600
 Sanofi-Aventis ADR               COM    80105N105    325,129   8,880,875  SH        Sole            8,237,433           643,442
 Siemens AG ADR                   COM    826197501     10,462     141,950  SH        Sole              141,950
 St Paul Travelers Cos Inc.       COM    792860108    297,008   8,983,921  SH        Sole            8,267,609           716,312
 Staples Inc.                     COM    855030102    124,820   4,185,772  SH        Sole            3,842,822           342,950
 Target Corp.                     COM    87612E106    130,873   2,892,216  SH        Sole            2,669,008           223,208
 Telecom Italia Spa ADR           COM    87927Y102     10,744     349,300  SH        Sole              349,300
 Tesco PLC Ord Shrs               COM    0884709       10,081   1,952,900  SH        Sole            1,952,900
 Total S.A. ADR                   COM    89151E109      9,803      95,950  SH        Sole               95,950
 Tyco International Ltd.          COM    902124106    288,759   9,418,099  SH        Sole            8,694,899           723,200
 UBS AG ADR                       COM    H8920M855     10,036     142,700  SH        Sole              142,700
 Vivendi Universal SP ADR         COM    92851S204     10,135     393,900  SH        Sole              393,900
 WPP Group PLC                    COM    0974042        5,775     620,300  SH        Sole              620,300
 Waste Management Inc.            COM    94106L109    230,306   8,423,790  SH        Sole            7,790,940           632,850
 Wells Fargo and Co.              COM    949746101    288,345   4,835,570  SH        Sole            4,463,570           372,000

 REPORT SUMMARY                      66            10,994,386